ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2012, consistent with the fair value hierarchy provisions:

	Quoted Prices in Active Markets for	Significant Other	Significant
	Identical Assets/Liabilities	Observable Inputs	Unobservable Inputs	Carrying
	(Level 1)	(Level 2)	(Level 3)	Amount
Assets:
Cash	$271,000	$—	$—	$271,000
Liabilities:
Convertible notes payable	$—	$10,595,533	$—	$19,198,000

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2011, consistent with the fair value hierarchy provisions:

	Quoted Prices in Active Markets	Significant Other	Significant
	for Identical Assets/Liabilities	Observable Inputs	Unobservable Inputs	Carrying
	(Level 1)	(Level 2)	(Level 3)	Amount
Assets:
Cash	$133,000	$—	$—	$133,000
Liabilities:
Convertible notes payable	$—	$5,867,753	$—	$8,883,000